Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2017	December 31, 2016

Net operating loss carry-forwards	$3,464,000	$4,149,000
Share based compensation	(704,000)	(518,000)
Non-cash interest and financing expenses	(833,000)	(343,000)
Other temporary differences	(108,000	(55,000)
Less: Valuation allowance	(1,819,000)	(3,233,000)
Deferred tax assets, net	$-	$-

Schedule of Provision of Income Taxes

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes were as follows:

	December 31, 2017	December 31, 2016

Statutory federal income tax rate	(34.0%)	(34.0%)
State taxes, net of federal benefit	(5.8%)	(5.8%)
Non-deductible items	(0.1%)	(0.1%)
Effect of change in tax rate	12%	-
Change in valuation allowance	27.9%	39.9%
	0.0%	0.0%